Document and Entity Information	Jan. 11, 2024
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jan. 11, 2024
Entity Registrant Name	DHC Acquisition Corp.
Entity Incorporation State Country Code	E9
Entity File Number	001-40130
Entity Tax Identification Number	98-1574798
Entity Address Address Line 1	535 Silicon Drive
Entity Address Address Line 2	Suite 100
Entity Address City Or Town	Southlake
Entity Address State Or Province	TX
Entity Address Postal Zip Code	76092
City Area Code	214
Local Phone Number	452-2300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001838163
Capital Units [Member]
Document Information [Line Items]
Security 12b Title	Units, each consisting of one Class A Ordinary Share and one-third of one Redeemable Warrant
Trading Symbol	DHCAU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Security 12b Title	Class A ordinary shares included as part of the units
Trading Symbol	DHCA
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Security 12b Title	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A ordinary share of at an exercise price of $11.50
Trading Symbol	DHCAW
Security Exchange Name	NASDAQ